Fees Summary	Jul. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,647,000
Previously Paid Amount	0.00
Total Fee Amount	252.16
Total Offset Amount	0.00
Net Fee	252.16
Narrative - Max Aggregate Offering Price	$ 1,647,000
Final Prospectus	true